Exhibit 99.2

August 17, 2016

Stewart Title Company

1980 Post Oak Blvd.

Houston, TX 77056

RE:	Home Partners of America 2016-2 SFR Securitization HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the Securities by the Issuer referenced above, we have conducted the HOA Discrepancy Review further described below. The Review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowner’s, condominium, or other common-interest community association (each an “HOA”) as of the date set forth below. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which certification has been provided to you concurrently herewith.

I.	Manner and Scope of Review (Item 4 of Form ABS Due Diligence-15E)

a.	Background.

We have been informed that:

1.	The Securities are to be secured by, among other things, certain mortgage loans (the “Mortgage Loans”) relating to certain residential rental properties (the “Properties”).

2.	Some of the Properties were previously designated by Borrower as not being subject to an HOA (“Non-HOA Properties”).

3.	Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Borrower.

b.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Borrower and/or Borrower’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I.

c.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each Subject Property. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.	Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2.	Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3.	Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4.	Review of prior mortgages. Certain mortgages to which the Subject Property was previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that the Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

1.	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

2.	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

3.	Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

4.	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

d.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations, or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.	Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, except as set forth on Schedule I as indicated in the “Updated Designation” column, none of the Subject Properties set forth on Schedule I is subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

This report was prepared solely for the benefit of the addressees set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, except for placement agents involved directly with the placement of this securitization transaction, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”). Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

Stewart Title Company, a Texas corporation

By:	/s/ Salvatore Sammartino
Name: Salvatore Sammartino
Title: Vice President
Date: 8/17/16

Schedule I

Subject Property Originally Designated Non-HOA	State	Description of Discrepancy	Updated Designation (HOA or apparent Non- HOA	Date of Updated Designation
p29-0162	CA	HOA Discrepancy	N/A	8/17/2016
p29-0363	CA	HOA Discrepancy	N/A	8/17/2016
p29-0374	CA	HOA Discrepancy	N/A	8/17/2016
p29-0383	CA	HOA Discrepancy	N/A	8/17/2016
p29-0393	CA	HOA Discrepancy	N/A	8/17/2016
p29-0394	CA	HOA Discrepancy	N/A	8/17/2016
p29-0406	CA	HOA Discrepancy	N/A	8/17/2016
p29-0423	CA	HOA Discrepancy	N/A	8/17/2016
p29-0444	CA	HOA Discrepancy	N/A	8/17/2016
p29-0460	CA	HOA Discrepancy	N/A	8/17/2016
p29-0465	CA	HOA Discrepancy	N/A	8/17/2016
p29-0482	CA	HOA Discrepancy	N/A	8/17/2016
p29-0491	CA	HOA Discrepancy	N/A	8/17/2016
p29-0499	CA	HOA Discrepancy	N/A	8/17/2016
p29-0512	CA	HOA Discrepancy	N/A	8/17/2016
p29-0515	CA	HOA Discrepancy	N/A	8/17/2016
p29-0522	CA	HOA Discrepancy	N/A	8/17/2016
p29-0525	CA	HOA Discrepancy	N/A	8/17/2016
p29-0529	CA	HOA Discrepancy	N/A	8/17/2016
p29-0545	CA	HOA Discrepancy	N/A	8/17/2016
p29-0549	CA	HOA Discrepancy	N/A	8/17/2016
p29-0561	CA	HOA Discrepancy	N/A	8/17/2016
p29-0586	CA	HOA Discrepancy	N/A	8/17/2016
p29-0592	CA	HOA Discrepancy	N/A	8/17/2016
p29-0595	CA	HOA Discrepancy	N/A	8/17/2016
p29-0601	CA	HOA Discrepancy	N/A	8/17/2016
p29-0603	CA	HOA Discrepancy	N/A	8/17/2016
p29-0607	CA	HOA Discrepancy	N/A	8/17/2016
p29-0622	CA	HOA Discrepancy	N/A	8/17/2016
p29-0627	CA	HOA Discrepancy	N/A	8/17/2016
p29-0633	CA	HOA Discrepancy	N/A	8/17/2016
p29-0639	CA	HOA Discrepancy	N/A	8/17/2016
p29-0642	CA	HOA Discrepancy	N/A	8/17/2016
p29-0650	CA	HOA Discrepancy	N/A	8/17/2016
p29-0655	CA	HOA Discrepancy	N/A	8/17/2016
p36-0302	CO	HOA Discrepancy	N/A	8/17/2016
p36-0359	CO	HOA Discrepancy	N/A	8/17/2016
p36-0367	CO	HOA Discrepancy	N/A	8/17/2016
p36-0369	CO	HOA Discrepancy	N/A	8/17/2016
p36-0385	CO	HOA Discrepancy	N/A	8/17/2016
p36-0396	CO	HOA Discrepancy	N/A	8/17/2016
p36-0413	CO	HOA Discrepancy	N/A	8/17/2016
p36-0421	CO	HOA Discrepancy	N/A	8/17/2016

Schedule I

Subject Property Originally Designated Non-HOA	State	Description of Discrepancy	Updated Designation (HOA or apparent Non- HOA	Date of Updated Designation
p36-0448	CO	HOA Discrepancy	N/A	8/17/2016
p36-0457	CO	HOA Discrepancy	N/A	8/17/2016
p36-0465	CO	HOA Discrepancy	N/A	8/17/2016
p36-0470	CO	HOA Discrepancy	N/A	8/17/2016
p36-0476	CO	HOA Discrepancy	N/A	8/17/2016
p36-0479	CO	HOA Discrepancy	N/A	8/17/2016
p36-0504	CO	HOA Discrepancy	N/A	8/17/2016
p36-0533	CO	HOA Discrepancy	N/A	8/17/2016
p36-0536	CO	HOA Discrepancy	N/A	8/17/2016
p36-0540	CO	HOA Discrepancy	N/A	8/17/2016
p36-0581	CO	HOA Discrepancy	N/A	8/17/2016
p36-0585	CO	HOA Discrepancy	N/A	8/17/2016
p36-0589	CO	HOA Discrepancy	N/A	8/17/2016
p36-0618	CO	HOA Discrepancy	N/A	8/17/2016
p36-0625	CO	HOA Discrepancy	N/A	8/17/2016
p36-0632	CO	HOA Discrepancy	N/A	8/17/2016
p24-0031	FL	HOA Discrepancy	HOA	8/17/2016
p30-0106	FL	HOA Discrepancy	N/A	8/17/2016
p30-0822	FL	HOA Discrepancy	N/A	8/17/2016
p30-1055	FL	HOA Discrepancy	N/A	8/17/2016
p30-1064	FL	HOA Discrepancy	N/A	8/17/2016
p30-1291	FL	HOA Discrepancy	N/A	8/17/2016
p30-1317	FL	HOA Discrepancy	N/A	8/17/2016
p30-1320	FL	HOA Discrepancy	N/A	8/17/2016
p30-1329	FL	HOA Discrepancy	N/A	8/17/2016
p30-1335	FL	HOA Discrepancy	N/A	8/17/2016
p30-1342	FL	HOA Discrepancy	N/A	8/17/2016
p30-1349	FL	HOA Discrepancy	N/A	8/17/2016
p30-1357	FL	HOA Discrepancy	N/A	8/17/2016
p30-1383	FL	HOA Discrepancy	N/A	8/17/2016
p30-1389	FL	HOA Discrepancy	N/A	8/17/2016
p30-1392	FL	HOA Discrepancy	N/A	8/17/2016
p30-1394	FL	HOA Discrepancy	N/A	8/17/2016
p30-1420	FL	HOA Discrepancy	N/A	8/17/2016
p30-1426	FL	HOA Discrepancy	N/A	8/17/2016
p30-1482	FL	HOA Discrepancy	N/A	8/17/2016
p30-1498	FL	HOA Discrepancy	N/A	8/17/2016
p30-1506	FL	HOA Discrepancy	HOA Voluntary	8/17/2016
p30-1512	FL	HOA Discrepancy	N/A	8/17/2016
p30-1525	FL	HOA Discrepancy	N/A	8/17/2016
p30-1535	FL	HOA Discrepancy	N/A	8/17/2016
p30-1557	FL	HOA Discrepancy	N/A	8/17/2016
p32-0014	GA	HOA Discrepancy	N/A	8/17/2016

Schedule I

Subject Property Originally Designated Non-HOA	State	Description of Discrepancy	Updated Designation (HOA or apparent Non- HOA	Date of Updated Designation
p32-0028	GA	HOA Discrepancy	N/A	8/17/2016
p32-0050	GA	HOA Discrepancy	HOA	8/17/2016
p32-0415	GA	HOA Discrepancy	N/A	8/17/2016
p32-0589	GA	HOA Discrepancy	N/A	8/17/2016
p32-0811	GA	HOA Discrepancy	N/A	8/17/2016
p32-0829	GA	HOA Discrepancy	N/A	8/17/2016
p32-0852	GA	HOA Discrepancy	N/A	8/17/2016
p32-0861	GA	HOA Discrepancy	N/A	8/17/2016
p21-0032	IL	HOA Discrepancy	N/A	8/17/2016
p21-0249	IL	HOA Discrepancy	N/A	8/17/2016
p21-0251	IL	HOA Discrepancy	N/A	8/17/2016
p33-0131	IL	HOA Discrepancy	N/A	8/17/2016
p33-0379	IL	HOA Discrepancy	N/A	8/17/2016
p33-0394	IL	HOA Discrepancy	N/A	8/17/2016
p33-0410	IL	HOA Discrepancy	N/A	8/17/2016
p33-0411	IL	HOA Discrepancy	N/A	8/17/2016
p33-0437	IL	HOA Discrepancy	N/A	8/17/2016
p33-0443	IL	HOA Discrepancy	N/A	8/17/2016
p33-0480	IL	HOA Discrepancy	N/A	8/17/2016
p33-0520	IL	HOA Discrepancy	N/A	8/17/2016
p33-0544	IL	HOA Discrepancy	N/A	8/17/2016
p33-0559	IL	HOA Discrepancy	N/A	8/17/2016
p33-0624	IL	HOA Discrepancy	N/A	8/17/2016
p37-0095	IN	HOA Discrepancy	N/A	8/17/2016
p37-0103	IN	HOA Discrepancy	N/A	8/17/2016
p37-0122	IN	HOA Discrepancy	HOA	8/17/2016
p44-0040	KS	HOA Discrepancy	N/A	8/17/2016
p44-0047	KS	HOA Discrepancy	N/A	8/17/2016
p44-0083	KS	HOA Discrepancy	N/A	8/17/2016
p44-0103	KS	HOA Discrepancy	N/A	8/17/2016
p46-0064	MD	HOA Discrepancy	N/A	8/17/2016
p46-0086	MD	HOA Discrepancy	N/A	8/17/2016
p46-0088	MD	HOA Discrepancy	N/A	8/17/2016
p46-0096	MD	HOA Discrepancy	N/A	8/17/2016
p46-0112	MD	HOA Discrepancy	N/A	8/17/2016
p38-0016	MN	HOA Discrepancy	N/A	8/17/2016
p38-0144	MN	HOA Discrepancy	N/A	8/17/2016
p38-0146	MN	HOA Discrepancy	N/A	8/17/2016
p38-0151	MN	HOA Discrepancy	N/A	8/17/2016
p38-0160	MN	HOA Discrepancy	N/A	8/17/2016
p38-0165	MN	HOA Discrepancy	N/A	8/17/2016
p38-0176	MN	HOA Discrepancy	N/A	8/17/2016
p38-0180	MN	HOA Discrepancy	N/A	8/17/2016

Schedule I

Subject Property Originally Designated Non-HOA	State	Description of Discrepancy	Updated Designation (HOA or apparent Non- HOA	Date of Updated Designation
p38-0187	MN	HOA Discrepancy	N/A	8/17/2016
p38-0194	MN	HOA Discrepancy	N/A	8/17/2016
p38-0203	MN	HOA Discrepancy	N/A	8/17/2016
p38-0230	MN	HOA Discrepancy	N/A	8/17/2016
p38-0236	MN	HOA Discrepancy	N/A	8/17/2016
p38-0252	MN	HOA Discrepancy	N/A	8/17/2016
p38-0296	MN	HOA Discrepancy	N/A	8/17/2016
p38-0302	MN	HOA Discrepancy	N/A	8/17/2016
p38-0315	MN	HOA Discrepancy	N/A	8/17/2016
p38-0318	MN	HOA Discrepancy	N/A	8/17/2016
p38-0348	MN	HOA Discrepancy	N/A	8/17/2016
p38-0350	MN	HOA Discrepancy	N/A	8/17/2016
p49-0021	MO	HOA Discrepancy	N/A	8/17/2016
p49-0022	MO	HOA Discrepancy	N/A	8/17/2016
p40-0119	NC	HOA Discrepancy	N/A	8/17/2016
p40-0150	NC	HOA Discrepancy	N/A	8/17/2016
p40-0156	NC	HOA Discrepancy	N/A	8/17/2016
p40-0167	NC	HOA Discrepancy	N/A	8/17/2016
p40-0173	NC	HOA Discrepancy	N/A	8/17/2016
p40-0225	NC	HOA Discrepancy	N/A	8/17/2016
p40-0239	NC	HOA Discrepancy	N/A	8/17/2016
p40-0267	NC	HOA Discrepancy	N/A	8/17/2016
p40-0270	NC	HOA Discrepancy	N/A	8/17/2016
p31-0053	OK	HOA Discrepancy	N/A	8/17/2016
p31-0054	OK	HOA Discrepancy	N/A	8/17/2016
p31-0057	OK	HOA Discrepancy	N/A	8/17/2016
p31-0062	OK	HOA Discrepancy	N/A	8/17/2016
p31-0063	OK	HOA Discrepancy	N/A	8/17/2016
p31-0069	OK	HOA Discrepancy	N/A	8/17/2016
p52-0059	OR	HOA Discrepancy	N/A	8/17/2016
p52-0060	OR	HOA Discrepancy	N/A	8/17/2016
p52-0061	OR	HOA Discrepancy	N/A	8/17/2016
p52-0100	OR	HOA Discrepancy	N/A	8/17/2016
p52-0105	OR	HOA Discrepancy	N/A	8/17/2016
p52-0108	OR	HOA Discrepancy	N/A	8/17/2016
p52-0110	OR	HOA Discrepancy	N/A	8/17/2016
p52-0113	OR	HOA Discrepancy	N/A	8/17/2016
p52-0119	OR	HOA Discrepancy	N/A	8/17/2016
p52-0133	OR	HOA Discrepancy	N/A	8/17/2016
p52-0136	OR	HOA Discrepancy	N/A	8/17/2016
p52-0137	OR	HOA Discrepancy	N/A	8/17/2016
p53-0006	PA	HOA Discrepancy	N/A	8/17/2016
p53-0029	PA	HOA Discrepancy	N/A	8/17/2016

Schedule I

Subject Property Originally Designated Non-HOA	State	Description of Discrepancy	Updated Designation (HOA or apparent Non- HOA	Date of Updated Designation
p53-0048	PA	HOA Discrepancy	N/A	8/17/2016
p53-0057	PA	HOA Discrepancy	N/A	8/17/2016
p53-0105	PA	HOA Discrepancy	N/A	8/17/2016
p41-0026	SC	HOA Discrepancy	N/A	8/17/2016
p41-0030	SC	HOA Discrepancy	N/A	8/17/2016
p22-0052	TX	HOA Discrepancy	N/A	8/17/2016
p35-0010	TX	HOA Discrepancy	N/A	8/17/2016
p35-0060	TX	HOA Discrepancy	N/A	8/17/2016
p56-1506	TX	HOA Discrepancy	N/A	8/17/2016
p56-1900	TX	HOA Discrepancy	N/A	8/17/2016
p56-1928	TX	HOA Discrepancy	N/A	8/17/2016
p56-2018	TX	HOA Discrepancy	HOA	8/17/2016
p56-2123	TX	HOA Discrepancy	N/A	8/17/2016
p56-2168	TX	HOA Discrepancy	N/A	8/17/2016
p56-2181	TX	HOA Discrepancy	N/A	8/17/2016
p56-2189	TX	HOA Discrepancy	N/A	8/17/2016
p56-2206	TX	HOA Discrepancy	N/A	8/17/2016
p56-2247	TX	HOA Discrepancy	N/A	8/17/2016
p56-2274	TX	HOA Discrepancy	N/A	8/17/2016
p56-2305	TX	HOA Discrepancy	N/A	8/17/2016
p56-2309	TX	HOA Discrepancy	N/A	8/17/2016
p56-2324	TX	HOA Discrepancy	N/A	8/17/2016
p56-2325	TX	HOA Discrepancy	N/A	8/17/2016
p56-2354	TX	HOA Discrepancy	N/A	8/17/2016
p56-2358	TX	HOA Discrepancy	N/A	8/17/2016
p56-2365	TX	HOA Discrepancy	N/A	8/17/2016
p56-2384	TX	HOA Discrepancy	N/A	8/17/2016
p34-0138	WA	HOA Discrepancy	N/A	8/17/2016
p34-0284	WA	HOA Discrepancy	N/A	8/17/2016
p34-0289	WA	HOA Discrepancy	N/A	8/17/2016
p34-0291	WA	HOA Discrepancy	N/A	8/17/2016
p34-0294	WA	HOA Discrepancy	N/A	8/17/2016
p34-0311	WA	HOA Discrepancy	N/A	8/17/2016
p34-0312	WA	HOA Discrepancy	N/A	8/17/2016
p34-0331	WA	HOA Discrepancy	N/A	8/17/2016
p34-0332	WA	HOA Discrepancy	N/A	8/17/2016
p34-0344	WA	HOA Discrepancy	N/A	8/17/2016
p34-0355	WA	HOA Discrepancy	N/A	8/17/2016
p34-0364	WA	HOA Discrepancy	N/A	8/17/2016
p34-0365	WA	HOA Discrepancy	N/A	8/17/2016
p34-0369	WA	HOA Discrepancy	N/A	8/17/2016
p34-0377	WA	HOA Discrepancy	N/A	8/17/2016
p34-0380	WA	HOA Discrepancy	N/A	8/17/2016

Schedule I

Subject Property Originally Designated Non-HOA	State	Description of Discrepancy	Updated Designation (HOA or apparent Non- HOA	Date of Updated Designation
p34-0385	WA	HOA Discrepancy	N/A	8/17/2016
p34-0419	WA	HOA Discrepancy	N/A	8/17/2016
p34-0445	WA	HOA Discrepancy	N/A	8/17/2016
p34-0464	WA	HOA Discrepancy	N/A	8/17/2016
p34-0477	WA	HOA Discrepancy	N/A	8/17/2016